CONDENSED PARENT COMPANY STATEMENTS	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY STATEMENTS [Abstract]
CONDENSED PARENT COMPANY STATEMENTS
NOTE 20:            CONDENSED PARENT COMPANY STATEMENTS

The condensed balance sheets as of December 31, 2011 and 2010, and statements of operations and cash flows for the years ended December 31, 2011, 2010 and 2009 for the parent company, Guaranty Federal Bancshares, Inc., are as follows:

Balance Sheets	December 31,
	2011	2010
Assets
Cash	$781,432	$1,197,553
Available-for-sale securities	62,262	77,920
Due from subsidiary	21,295	21,295
Investment in subsidiary	67,649,693	65,164,131
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	183,508	287,684
Refundable income taxes	717,319	499,486
Deferred income taxes	5,793	38,833
	$69,886,302	$67,751,902
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	186,455	246,136
Stockholders' equity
Series A preferred stock	16,425,912	16,150,350
Common stock	677,980	677,980
Common stock warrants	1,377,811	1,377,811
Additional paid-in capital	58,333,614	58,505,046
Unearned ESOP shares	(204,930)	(432,930)
Retained earnings	38,456,991	35,746,914
Unrealized appreciation on available-for-sale securities and interest rate swaps, net	791,285	1,843,004
Treasury stock	(61,623,816)	(61,827,409)
	$69,886,302	$67,751,902

Statements of Operations	Years ended December 31,
	2011	2010	2009

Income
Dividends from subsidiary bank	$1,000,000	$-	$-
Gain on investment securities	-	-	365,077
Interest income:
Related party	14,753	25,933	36,726
Other	18,369	30,783	55,425
	1,033,122	56,716	457,228
Expense
Interest expense:
Other	-	-	2,556
Related party	610,929	1,023,783	1,023,783
Other	462,971	463,502	458,947
	1,073,900	1,487,285	1,485,286

Loss before income taxes and equity in undistributed income (loss) of subsidiaries	(40,778)	(1,430,569)	(1,028,058)
Credit for income taxes	(349,000)	(480,000)	(302,528)

Income (Loss) before equity in undistributed earnings of subsidiaries	308,222	(950,569)	(725,530)
Equity in undistributed income (losses) of subsidiaries	3,527,417	2,081,340	(1,615,188)
Net income (loss)	$3,835,639	$1,130,771	$(2,340,718)

Statements of Cash Flows	Years ended December 31,
	2011	2010	2009

Cash Flows From Operating Activities

Net income (loss)	$3,835,639	$1,130,771	$(2,340,718)
Items not requiring (providing) cash:
Equity in undistributed (income) loss of subsidiaries	(3,527,417)	(2,081,340)	1,615,188
Deferred income taxes	38,834	-	-
Release of ESOP shares	126,737	100,014	121,219
Stock award plan expense	186,655	109,386	95,268
Gain on investment securities	-	-	(365,077)
Changes in:
Prepaid expenses and other assets	104,176	103,787	11,094
Income taxes payable/refundable	(217,833)	(104,143)	(62,672)
Accrued expenses	(59,682)	(18,376)	(31,264)
Net cash provided by (used in) operating activities	487,109	(759,901)	(956,962)

Cash Flows From Investing Activities
Capital contributions to subsidiary bank	-	-	(13,000,000)
Proceeds from sales of AFS securities	-	-	834,952
Net cash used in investing activities	-	-	(12,165,048)

Cash Flows From Financing Activities
Cash dividends paid on common and preferred stock	(850,000)	(850,000)	(672,917)
Treasury stock purchased	(53,230)	(6,540)	(7,515)
Repayment of advances from subsidiary	-	900	-
Repayment of notes payable	-	-	(1,435,190)
Proceeds from issuance of preferred stock and warrants	-	-	17,000,000
Net cash provided by (used in) financing activities	(903,230)	(855,640)	14,884,378

Increase (decrease) in cash	(416,121)	(1,615,541)	1,762,368

Cash, beginning of year	1,197,553	2,813,094	1,050,726

Cash, end of year	$781,432	$1,197,553	$2,813,094